Consolidated Statements of Shareholders Equity (Parantheticals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Stockholders' Equity [Abstract]
Common Stock Dividends Per Share Declared	$ 0.50	$ 0.60	$ 0.60